Royalties, mining and income tax, and deferred tax- Rate reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax on loss/(profit) before tax at maximum South African statutory company tax rate (27% (2023: 27%, 2022: 28%))	R 1,138	R 10,758	R (7,813)
South African gold mining tax formula rate adjustment	41	236	19
US state tax adjustment	365	1,121	(168)
US statutory tax rate adjustment	(40)	(2,176)	181
Deferred tax rate differentials	0	0	16
Non-deductible amortisation and depreciation	0	(2)	(2)
Non-taxable dividend received	0	1	4
Non-deductible finance expense	(320)	(180)	(196)
Non-deductible share-based payments	(7)	(7)	(7)
Non taxable gain/(non-deductible loss) on fair value of financial instruments	1,196	(101)	(976)
Non-taxable gain on acquisition	0	243	0
(Non-deductible loss)/non-taxable gain on foreign exchange differences	(10)	463	22
Non-taxable share of results of equity-accounted investees	59	(317)	360
(Non-deductible impairments)/non-taxable reversal of impairments	0	(2,392)	1
Non-deductible transaction costs	(62)	(158)	(76)
Tax adjustment in respect of prior periods	(81)	10	(35)
Net other non-taxable income and non-deductible expenditure	(210)	(272)	324
Change in estimated deferred tax rate	364	(726)	53
Unrecognised or derecognised deferred tax assets	(3,929)	(4,085)	(631)
Total mining and income tax	R (1,496)	R 2,416	R (8,924)
Effective tax rate	(36.00%)	6.00%	32.00%
Other deductible temporary differences	R 87,331	R 68,868	R 48,648
US PGM operations
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	3,503
Sandouville nickel refinery
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences		1,358
Century zinc retreatment operation
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences		1,319
Cooke
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	R 344	278	227
Burnstone
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences		436	287
SGL
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences		R 384	R 86